FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 010
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
In accordance with ASC 820, Fair Value Measurements and Disclosures, assets and liabilities measured at fair value are categorized into the following fair value hierarchy:
Level 1    Financial assets and liabilities whose values are based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
Level 2    Financial assets and liabilities whose values are based on the following:
a)Quoted prices for similar assets or liabilities in active markets;
b)Quoted prices for identical or similar assets or liabilities in non-active markets;
c)Pricing models whose inputs are observable for substantially the full term of the asset or liability; and
d)Pricing models whose inputs are derived principally from or corroborated by observable market data through correlation or other means for substantially the full term of the asset or liability.
Level 3    Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable. These inputs reflect management’s own judgment about the assumptions that a market participant would use in pricing the asset or liability.
The level in the fair value hierarchy within which the fair value measurement is classified is determined based on the lowest level of input that is significant to the fair value measure in its entirety.
Below are the Plan’s financial instruments carried at fair value on a recurring basis by their ASC 820 fair value hierarchy levels:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Registered investment companies	$105,677,096	$—	$—	$105,677,096
Common collective trust funds	517,922,365	—	—	517,922,365
Commingled funds	1,661,018,168	—	—	1,661,018,168
Common stock fund	110,927,387	—	—	110,927,387
Investments at fair value	$2,395,545,016	$—	$—	$2,395,545,016

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Registered investment companies	$67,491,333	$—	$—	$67,491,333
Common collective trust fund	514,081,762	—	—	514,081,762
Commingled funds	1,389,307,804	—	—	1,389,307,804
Common stock fund	81,113,550	—	—	81,113,550
Investments at fair value	$2,051,994,449	$—	$—	$2,051,994,449